NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - CAD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Nature Of Operations And Going Concern [Abstract]
Working capital (deficiency)		$ (1,120,613)	$ 105,093
Net loss	$ (2,657,957)	$ (2,749,939)	$ (7,615,864)